UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MDE Group, Inc.
Address: 465 South Street, Suite 304
         Morristown, NJ  07960

13F File Number:  028-14503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emil Coscarelli
Title:     Chief Compliance Officer
Phone:     973-206-7100

Signature, Place, and Date of Signing:

 /s/ Emil Coscarelli     Morristown, NJ     April 16, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    66

Form 13F Information Table Value Total:    $527,620 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      441     4150 SH       SOLE                     4150        0        0
ALPS ETF TR                    ALERIAN MLP      00162Q866    57195  3227731 SH       SOLE                  3227731        0        0
ALTRIA GROUP INC               COM              02209S103      352    10239 SH       SOLE                    10239        0        0
APPLE INC                      COM              037833100     1401     3165 SH       SOLE                     3165        0        0
ASTRAZENECA PLC                SPONSORED ADR    046353108      396     7925 SH       SOLE                     7925        0        0
AT&T INC                       COM              00206R102      458    12482 SH       SOLE                    12482        0        0
BCE INC                        COM NEW          05534B760      404     8661 SH       SOLE                     8661        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      228     2185 SH       SOLE                     2185        0        0
BOEING CO                      COM              097023105      418     4870 SH       SOLE                     4870        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     2760    45134 SH       SOLE                    45134        0        0
CHEVRON CORP NEW               COM              166764100      405     3410 SH       SOLE                     3410        0        0
CISCO SYS INC                  COM              17275R102      253    12085 SH       SOLE                    12085        0        0
CONOCOPHILLIPS                 COM              20825C104      400     6653 SH       SOLE                     6653        0        0
DENTSPLY INTL INC NEW          COM              249030107      467    11000 SH       SOLE                    11000        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205      380     3023 SH       SOLE                     3023        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102      232     3335 SH       SOLE                     3335        0        0
DISNEY WALT CO                 COM DISNEY       254687106      221     3890 SH       SOLE                     3890        0        0
DOMINION RES INC VA NEW        COM              25746U109      254     4364 SH       SOLE                     4364        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      287     5844 SH       SOLE                     5844        0        0
EBAY INC                       COM              278642103      259     4777 SH       SOLE                     4777        0        0
EXXON MOBIL CORP               COM              30231G102      516     5727 SH       SOLE                     5727        0        0
GENERAL ELECTRIC CO            COM              369604103      637    27533 SH       SOLE                    27533        0        0
GENUINE PARTS CO               COM              372460105      336     4309 SH       SOLE                     4309        0        0
GILEAD SCIENCES INC            COM              375558103      890    18191 SH       SOLE                    18191        0        0
GOOGLE INC                     CL A             38259P508      284      358 SH       SOLE                      358        0        0
HCP INC                        COM              40414L109      392     7861 SH       SOLE                     7861        0        0
HEALTH CARE REIT INC           COM              42217K106      387     5705 SH       SOLE                     5705        0        0
HEINZ H J CO                   COM              423074103      457     6319 SH       SOLE                     6319        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      329     6161 SH       SOLE                     6161        0        0
INTEL CORP                     COM              458140100      560    25628 SH       SOLE                    25628        0        0
INVESTORS BANCORP INC          COM              46146P102     1973   105069 SH       SOLE                   105069        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109      217     7915 SH       SOLE                     7915        0        0
ISHARES TR                     CORE S&P500 ETF  464287200     1116     7089 SH       SOLE                     7089        0        0
ISHARES TR                     HIGH YLD CORP    464288513      406     4303 SH       SOLE                     4303        0        0
ISHARES TR                     DJ AEROSPACE     464288760      227     3041 SH       SOLE                     3041        0        0
ISHARES TR                     DJ OIL EQUIP     464288844      271     4725 SH       SOLE                     4725        0        0
JOHNSON & JOHNSON              COM              478160104      569     6976 SH       SOLE                     6976        0        0
JPMORGAN CHASE & CO            COM              46625H100      406     8551 SH       SOLE                     8551        0        0
KIMBERLY CLARK CORP            COM              494368103      417     4256 SH       SOLE                     4256        0        0
LILLY ELI & CO                 COM              532457108      510     8986 SH       SOLE                     8986        0        0
MERCK & CO INC NEW             COM              58933Y105      643    14555 SH       SOLE                    14555        0        0
MERITOR INC                    COM              59001K100      183    38634 SH       SOLE                    38634        0        0
MICROSOFT CORP                 COM              594918104      643    22469 SH       SOLE                    22469        0        0
MONSANTO CO NEW                COM              61166W101      481     4556 SH       SOLE                     4556        0        0
NEXTERA ENERGY INC             COM              65339F101      417     5369 SH       SOLE                     5369        0        0
NUPATHE INC                    COM              67059M100       53    15264 SH       SOLE                    15264        0        0
PATTERSON COMPANIES INC        COM              703395103      380    10000 SH       SOLE                    10000        0        0
PERRIGO CO                     COM              714290103      475     4000 SH       SOLE                     4000        0        0
PFIZER INC                     COM              717081103      414    14339 SH       SOLE                    14339        0        0
PHILIP MORRIS INTL INC         COM              718172109      356     3844 SH       SOLE                     3844        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     2132    37750 SH       SOLE                    37750        0        0
POWERSHARES ETF TRUST          DYN FD & BEV     73935X849      325    13832 SH       SOLE                    13832        0        0
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769      332    13244 SH       SOLE                    13244        0        0
PROCTER & GAMBLE CO            COM              742718109      303     3931 SH       SOLE                     3931        0        0
RAYTHEON CO                    COM NEW          755111507      362     6150 SH       SOLE                     6150        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107      309     4619 SH       SOLE                     4619        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1561    10105 SH       SOLE                    10105        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103     4123  1868500 SH  PUT  SOLE                  1868500        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   366984  2342400 SH       SOLE                  2342400        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103    52251  2291400 SH  CALL SOLE                        0        0        0
SWEDISH EXPT CR CORP           RG ENRGY ETN22   870297306      117    17169 SH       SOLE                    17169        0        0
TRAVELERS COMPANIES INC        COM              89417E109      411     4886 SH       SOLE                     4886        0        0
UNILEVER N V                   N Y SHS NEW      904784709      467    11393 SH       SOLE                    11393        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    12656   156320 SH       SOLE                   156320        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2787    60114 SH       SOLE                    60114        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      344    12111 SH       SOLE                    12111        0        0